21. Employees benefits (Details Narrative) R$ in Thousands	12 Months Ended
	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$) Participants	Dec. 31, 2017 BRL (R$) Participants	Dec. 31, 2016 BRL (R$)
SummaryOfEmployeeBenefitsLineItems [Line Items]
Average gross payroll		7.30%	7.70%
Net actuarial liability		R$ (363,902)	R$ (388,461)
Defined pension plan expense recorded in operating costs		7,530	35,156	R$ 60,263
Defined pension plan expense recorded in selling expense		1,133	1,864	7,982
Defined pension plan expense recorded in administrative expense		704	619	24,557
Defined pension plan expense capitalized in assets		R$ 1,955	R$ 3,988	4,209
Number of active participants | Participants		4,056	4,317
Number of inactive participants | Participants		7,149	6,978
Asset's consolidated profitablilty		11.75%	12.02%
Asset's profitability actuarial target		9.12%	7.68%
Return of Ibovespa		15.03%	26.86%
Contribution		R$ 20,762	R$ 19,220
Contribution - participants		36,336	52,675
Defined benefit obligation		2,532,338	2,319,841	2,465,721
Defined benefit obligation, operating costs		13,227
Defined benefit obligation in selling expense		1,820
Defined benefit obligation in administrative expense		3,599
Salaries, payroll charges and social contributions		110,464	R$ 94,352
Capitalized in assets		R$ 2,115
Migration process, non-recurring contribution				30,891
Migration process, previous balance				7,214
Sabesprev Mais
SummaryOfEmployeeBenefitsLineItems [Line Items]
Active participants of Plan		9,586	9,328
G0
SummaryOfEmployeeBenefitsLineItems [Line Items]
Active participants of Plan		10	10
Beneficiaries, retirees and survivors		2,038	2,294
Benefits payable	R$ 188,328
G1
SummaryOfEmployeeBenefitsLineItems [Line Items]
Contribution		R$ 36,199	R$ 48,742
Contribution - participants		36,336	52,047
Actuarial deficit		26,672	16,832
Benefits payable		177,516
Unfunded plan
SummaryOfEmployeeBenefitsLineItems [Line Items]
Net actuarial liability		(2,606,107)	(2,543,877)
Defined benefit obligation		R$ 2,606,107	R$ 2,543,877	R$ 2,512,080